UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2011
                                                   --------------

Check here if Amendment [  ];     Amendment Number:
                                                   --------------

     This Amendment (check only one):     [  ] is a restatement
                                          [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:        PI Investment Management Limited
             -------------------------------------------
Address:     5th Floor, Alexandra House, The Sweepstakes
             -------------------------------------------
             Ballsbridge, Dublin 4, Ireland
             -------------------------------------------

Form 13F File Number:     028-11988
                          ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Shauneen Kay
          ----------------------------------------------
Title:    Chief Compliance Officer
          ---------------------------------------------
Phone:    011 353 1 6699223
          ---------------------------------------------

Signature, Place and Date of Signing:

    /s/ Shauneen Kay             Dublin, Ireland          08/15/2011
--------------------------       ---------------          ----------
       [Signature]                [City, State]             [Date]


Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                         --------------
Form 13F Information Table Entry Total:              31
                                         --------------
Form 13F Information Table Value Total:        $551,336
                                         --------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


                                                                                                        Column 8  Column 8
                                                                Value
                             Title of               Value       (USD    No. of  Investment   Other       Voting    Voting
Stock Name                   Class     CUSIP        (USD)     x 1,000)  Shares  Discretion  Managers      Sole     Shared    None
------------------------------------------------------------------------------------------------------------------------------------
ACCENTURE PLC                COM       G1151C101   20,539,719   20,540  339,949    Sole       None       339,949
AFLAC INC                    COM       001055102    9,510,256    9,510  203,733    Sole       None       203,733
ALTRIA GROUP INC             COM       02209S103   15,700,745   15,701  594,500    Sole       None       594,500
AMERICAN EXPRESS CO          COM       025816109   11,544,041   11,544  223,289    Sole       None       223,289
AUTOMATIC DATA PROCESSING    COM       053015103   25,920,141   25,920  492,030    Sole       None       492,030
BECTON DICKINSON & CO        COM       075887109   15,750,325   15,750  182,782    Sole       None       182,782
CISCO SYSTEMS INC            COM       17275R102   11,773,796   11,774  754,247    Sole       None       754,247
COCA-COLA CO                 COM      1912161007   11,205,467   11,205  166,525    Sole       None       166,525
EMERSON ELECTRIC CO          COM       291011104   24,936,075   24,936  443,308    Sole       None       443,308
EXXON MOBIL CORP             COM       30231G102    9,584,123    9,584  117,770    Sole       None       117,770
FISERV INC                   COM       337738108   18,881,254   18,881  301,473    Sole       None       301,473
GAP INC                      COM       364760108   12,333,666   12,334  681,418    Sole       None       681,418
GENERAL DYNAMICS CORP        COM       369550108   20,829,681   20,830  279,518    Sole       None       279,518
HEWLETT-PACKARD CO           COM       428236103   21,107,668   21,108  579,881    Sole       None       579,881
ILLINOIS TOOL WORKS          COM       452308109   13,062,465   13,062  231,235    Sole       None       231,235
JOHNSON & JOHNSON            COM       478160104   39,557,050   39,557  594,664    Sole       None       594,664
M & T BANK CORP              COM       55261F104   11,167,275   11,167  126,973    Sole       None       126,973
MCGRAW-HILL COMPANIES        COM       580645109   15,975,799   15,976  381,193    Sole       None       381,193
MEDTRONIC INC                COM       585055106   10,994,574   10,995  285,351    Sole       None       285,351
MICROSOFT CORP               COM       594918104   22,377,264   22,377  860,664    Sole       None       860,664
NIKE INC                     COM       654106103   11,976,878   11,977  133,106    Sole       None       133,106
OMNICOM GROUP                COM       681919106   19,015,398   19,015  394,838    Sole       None       394,838
PHILIP MORRIS INTERNATIONAL  COM       718172109   30,423,083   30,423  455,640    Sole       None       455,640
REPUBLIC SERVICES INC        COM       760759100   19,482,484   19,482  631,523    Sole       None       631,523
ROCKWELL COLLINS INC         COM       774341101   18,004,041   18,004  291,847    Sole       None       291,847
STAPLES INC                  COM       855030102    8,582,939    8,583  543,224    Sole       None       543,224
SYSCO CORP                   COM       871829107   10,165,210   10,165  326,017    Sole       None       326,017
TARGET CORP                  COM       87612E106   19,398,129   19,398  413,518    Sole       None       413,518
WAL-MART STORES INC          COM       931142103   22,458,027   22,458  422,620    Sole       None       422,620
WALGREEN CO                  COM       931422109   36,622,896   36,623  862,527    Sole       None       862,527
WELLS FARGO & CO             COM       949746101   12,456,564   12,457  443,926    Sole       None       443,926

                                                               551,336